Share-based Payments - Summary of assumptions Vesting Details (Detail) - Equity awards [member] - € / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted-Average fair values of stock options granted	€ 1.65	€ 1.31
Share entitlement per options	1	1
Vesting conditions	Performance & Service or Service	Performance & Service or Service
Vesting period	Graded	Graded
Bottom of Range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	2.45%	0.00%
Exercise price	€ 1.74	€ 2.09
Grant date share fair value	€ 1.7	€ 1.91
Expected volatility	63.70%	58.70%
Expected term (in years)	6.03	6.03
Top of Range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	2.75%	2.49%
Exercise price	€ 3.17	€ 7.22
Grant date share fair value	€ 3.09	€ 6.74
Expected volatility	64.40%	62.50%
Expected term (in years)	6.15	6.15